Cover Page	May 18, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 15, 2021
Entity Incorporation, State or Country Code	MD
Entity File Number	001-39123
Entity Registrant Name	SILVERGATE CAPITAL CORPORATION
Entity Tax Identification Number	33-0227337
Entity Address, Address Line One	4250 Executive Square
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	La Jolla
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92037
City Area Code	858
Local Phone Number	362-6300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Title of 12(b) Security	Class A Common Stock, par value $0.01 per share
Trading Symbol	SI
Security Exchange Name	NYSE
Amendment Flag	false
Entity Central Index Key	0001312109